COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	14.2%
BANKS	2.7%
Bank of America Corp., 6.00%, Series GG(a)		339,488	$8,113,763
Bank of America Corp., 5.875%, Series HH(a)		531,466	12,420,360
Bank of America Corp., 4.25%, Series QQ(a)		122,907	2,132,436
First Republic Bank, 4.125%, Series K(a)		75,349	1,296,003
First Republic Bank, 4.25%, Series L(a)		72,930	1,300,342
First Republic Bank, 4.00%, Series M(a)		566,782	9,385,910
Goldman Sachs Group, Inc./The, 5.50% to 5/10/23, Series J(a),(b)		599,305	14,820,813
JPMorgan Chase & Co., 4.55%, Series JJ(a)		300,000	5,700,000
KeyCorp., 6.20% to 12/15/27(a),(b)		387,492	9,396,681
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		530,359	13,083,957
PacWest Bancorp, 7.75% to 9/1/27, Series A(a),(b)		929,883	23,349,362
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,569,279	35,214,621
Signature Bank/New York NY, 5.00%, Series a(a)		1,253,711	22,002,628
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		397,527	9,743,387
Wells Fargo & Co., 4.70%, Series AA(a)		724,979	13,433,861
Wells Fargo & Co., 4.25%, Series DD(a)		83,938	1,442,894
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b)		440,000	11,154,000
Wells Fargo & Co., 4.75%, Series Z(a)		1,138,999	21,390,401
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		973,864	21,347,099

			236,728,518

ELECTRIC	1.1%
CMS Energy Corp., 5.875%, due 10/15/78		380,000	8,759,000
CMS Energy Corp., 5.875%, due 3/1/79		200,000	4,638,000
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)(a),(b)		787,900	16,136,192
SCE Trust VI, 5.00% (TruPS)(a)		1,427,357	26,463,198
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		1,659,584	44,725,789

			100,722,179

ELECTRIC—FOREIGN	0.4%
BIP Bermuda Holdings I Ltd., 5.125% (Canada)(a)		256,908	5,001,999
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		778,449	12,961,176
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		693,931	11,651,101

		Shares	Value
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		384,217	$7,534,495

			37,148,771

FINANCIAL	2.2%
DIVERSIFIED FINANCIAL SERVICES	0.6%
Apollo Asset Management, Inc., 6.375%, Series B(a)		682,617	16,178,023
Carlyle Finance LLC, 4.625%, due 5/15/61		627,339	10,790,231
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		283,506	5,188,160
Synchrony Financial, 5.625%, Series A(a)		926,330	16,951,839

			49,108,253

INVESTMENT ADVISORY SERVICES—FOREIGN	0.2%
Brookfield Finance, Inc., 4.625%, due 10/16/80, Series 50 (Canada)		1,177,946	21,332,602

INVESTMENT BANKER/BROKER	1.4%
Charles Schwab Corp./The, 5.95%, Series D(a)		762,560	18,736,099
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		536,638	13,458,881
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		1,366,782	33,786,851
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		578,350	14,013,420
Morgan Stanley, 6.50%, Series P(a)		1,673,404	42,069,377

			122,064,628

TOTAL FINANCIAL			192,505,483

INDUSTRIALS—CHEMICALS	0.7%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		753,736	18,737,877
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		594,867	14,722,958
CHS, Inc., 7.50%, Series 4(a)		944,398	25,158,763

			58,619,598

INSURANCE	3.0%
LIFE/HEALTH INSURANCE	2.2%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		869,331	21,194,290
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		1,182,959	29,834,226
Athene Holding Ltd., 4.875%, Series D(a)		1,121,810	20,753,485
Brighthouse Financial, Inc., 5.375%, Series C(a)		1,666,159	32,490,100
Equitable Holdings, Inc., 5.25%, Series A(a)		907,156	18,896,059
Equitable Holdings, Inc., 4.30%, Series C(a)		105,022	1,759,119
Prudential Financial, Inc., 5.95%, due 9/1/62		970,877	23,446,680
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52(b)		1,911,425	48,196,581

			196,570,540

		Shares	Value
MULTI-LINE	0.1%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62(b)		381,800	$8,262,152

MULTI-LINE—FOREIGN	0.1%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		472,357	9,858,091

PROPERTY CASUALTY	0.3%
Axis Capital Holdings Ltd., 5.50%, Series E(a)		35,927	757,341
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		1,040,000	24,388,000

			25,145,341

REINSURANCE	0.3%
Arch Capital Group Ltd., 5.45%, Series F(a)		761,788	16,591,742
Arch Capital Group Ltd., 4.55%, Series G(a)		519,267	9,741,449

			26,333,191

TOTAL INSURANCE			266,169,315

INTEGRATED TELECOMMUNICATIONS SERVICES	1.1%
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		1,868,283	34,750,064
United States Cellular Corp., 5.50%, due 3/1/70		824,182	15,247,367
United States Cellular Corp., 5.50%, due 6/1/70		988,717	18,291,265
United States Cellular Corp., 6.25%, due 9/1/69		1,556,879	32,289,670

			100,578,366

PIPELINES	0.8%
Energy Transfer LP, 7.375% to 5/15/23, Series C(a),(b)		313,812	6,856,792
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		1,330,471	30,427,872
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		1,369,727	33,133,696

			70,418,360

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		855,723	20,254,963

REAL ESTATE	1.0%
DIVERSIFIED	0.1%
DigitalBridge Group, Inc., 7.15%, Series I(a)		379,517	8,486,000

HOTEL	0.1%
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	1,403,200
Sunstone Hotel Investors, Inc., 6.125%, Series H(a)		161,792	3,276,288

			4,679,488

		Shares	Value
OFFICE	0.7%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,162,652	$19,765,084
Brookfield Property Partners LP, 6.375%, Series A2(a)		527,135	9,741,455
Brookfield Property Preferred LP, 6.25%, due 7/26/81		811,500	15,256,200
Hudson Pacific Properties, Inc., 4.75%, Series C(a)		600,590	10,023,847
Vornado Realty Trust, 5.25%, Series N(a)		480,000	8,462,400

			63,248,986

SHOPPING CENTERS	0.1%
SITE Centers Corp., 6.375%, Series A(a)		517,573	10,548,138

TOTAL REAL ESTATE			86,962,612

UTILITIES	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		983,618	24,275,692
Sempra Energy, 5.75%, due 7/1/79		347,890	8,224,120

			32,499,812

UTILITIES—FOREIGN	0.6%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		543,826	13,209,534
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		947,399	22,936,530
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		780,677	13,232,475
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)		319,319	5,632,787

			55,011,326

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,458,016,453)			1,257,619,303

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	82.8%
BANKS	20.0%
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$6,229,000	4,875,031
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		65,598,000	46,902,570
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		45,164,000	38,784,585
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		135,024,000	129,529,198
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		146,774,000	142,187,312
Bank of America Corp., 6.30% to 3/10/26, Series DD(a),(b)		4,903,000	4,840,732
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		46,088,000	45,336,948
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000	3,255,326

	Principal Amount		Value
Bank of New York Mellon Corp./The, 3.75% to 12/20/26, Series I(a),(b)	$2,540,000		$1,968,500
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)	11,103,000		8,743,613
Citigroup Capital III, 7.625%, due 12/1/36 (TruPS)	4,800,000		5,132,309
Citigroup, Inc., 3.875% to 2/18/26(a),(b)	110,365,000		91,286,202
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	25,754,000		21,762,130
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)	14,926,000		13,319,629
Citigroup, Inc., 5.90% to 2/15/23, Series B(a),(b)	35,120,000		34,856,600
Citigroup, Inc., 5.95% to 1/30/23(a),(b)	31,852,000		31,553,228
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	81,847,000		74,177,700
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)	46,815,000		44,895,585
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	19,141,000		18,710,328
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)	8,262,000		7,683,660
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)	103,600	†	10,488,464
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	38,329,000		37,040,332
CoBank ACB, 6.45% to 10/1/27, Series K(a),(b)	30,070,000		29,683,731
Comerica, Inc., 5.625% to 7/1/25, Series A(a),(b)	18,811,000		18,495,166
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)(c)	12,113,945		13,022,491
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)	38,550,000		36,815,250
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c)	275,700	†	28,259,250
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	5,880,000		5,741,691
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	5,683,000		4,375,910
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series V(a),(b)	9,362,000		7,454,493
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)	32,503,000		31,324,766
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)	52,865,000		47,181,661
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)	13,278,000		12,370,480
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)	8,319,000		8,131,823
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	97,174,000		93,347,774
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)	18,291,000		17,766,048
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	92,217,000		91,437,868
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series U(a),(b)	10,674,000		9,926,820
PNC Financial Services Group, Inc./The, 6.20% to 9/15/27, Series V(a),(b)	40,805,000		38,662,738
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)	11,841,000		11,692,988
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)	68,648,000		52,204,452
SVB Financial Group, 4.25% to 11/15/26, Series D(a),(b)	66,718,000		49,237,713

		Principal Amount	Value
SVB Financial Group, 4.70% to 11/15/31, Series E(a),(b)		$37,620,000	$27,593,299
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		18,982,000	16,947,996
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		26,592,000	25,615,808
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		19,808,000	17,661,597
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		26,197,000	21,285,063
US Bancorp, 3.70% to 1/15/27, Series N(a),(b)		9,621,000	7,286,464
US Bancorp., 5.30% to 4/15/27, Series J(a),(b)		4,815,000	4,067,960
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		147,041,000	124,433,446
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		64,196,000	61,278,158
Wells Fargo & Co., 5.95%, due 12/1/36		41,433,000	38,599,513
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		5,055,000	5,594,099

			1,774,826,498

BANKS—FOREIGN	27.2%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(d),(e)		23,000,000	17,892,040
AIB Group PLC, 6.25% to 6/23/25 (Ireland)(a),(b),(d),(e)		8,800,000	7,810,682
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(e)		19,030,000	18,190,492
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		32,600,000	28,372,106
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(d),(e)		8,610,000	6,847,625
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(d),(e)		11,400,000	9,000,724
Banco BPM SpA, 7.00% to 4/12/27 (Italy)(a),(b),(d),(e)		10,000,000	7,619,752
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(d),(e)		15,800,000	12,112,049
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)(a),(b),(c),(e)		14,955,000	11,764,542
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(e)		11,200,000	7,771,232
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(d),(e)		24,000,000	22,392,120
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		38,038,000	38,228,182
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(d),(e)		19,140,000	16,546,572
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(d),(e)		31,200,000	28,756,822
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		54,445,000	48,740,223
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(e)		47,270,000	39,888,790
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)(a),(b),(d),(e)		11,600,000	10,701,573
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		20,400,000	19,792,179
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(e)		17,600,000	16,302,000
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		78,590,000	73,100,488
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a),(b),(e)		101,000,000	88,647,700
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a),(b),(d),(e)		67,200,000	68,279,338
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(e)		8,931,000	8,207,142
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(e)		33,100,000	28,662,223

	Principal Amount	Value
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(e)	$85,992,000	$81,398,147
BNP Paribas SA, 7.75% to 8/16/29, 144A (France)(a),(b),(c),(e)	120,200,000	111,221,060
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(d),(e)	25,600,000	22,145,536
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(e)	39,837,000	36,760,388
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(e)	62,430,000	60,043,988
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(e)	30,100,000	29,084,878
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(e)	7,140,000	5,031,670
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(e)	58,100,000	42,413,000
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(e)	55,412,000	42,393,873
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(e)	30,224,000	27,856,705
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(e)	98,801,000	84,968,860
Credit Suisse Group AG, 9.75% to 6/23/27, 144A (Switzerland)(a),(b),(c),(e)	98,200,000	96,567,839
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(d),(e)	12,000,000	10,800,060
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a),(b),(e)	42,000,000	31,710,000
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	37,000,000	31,368,600
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2, 144A (United Kingdom)(a),(b),(c)	23,856,000	30,247,424
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	17,934,000	16,182,297
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	20,237,000	16,987,273
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)(b),(d)	21,800,000	17,516,171
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	69,500,000	59,806,940
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	64,796,000	57,966,178
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(d),(e)	35,400,000	33,331,613
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(e)	52,930,000	44,143,311
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	73,761,000	68,578,921
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	72,560,000	66,392,400
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a),(b),(e)	13,800,000	14,164,516
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(e)	74,400,000	65,100,000

		Principal Amount	Value
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)		$54,700,000	$51,131,098
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(e)		26,200,000	24,326,700
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a),(b),(d),(e)		20,600,000	19,106,500
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(e)		15,400,000	10,592,120
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(e)		65,771,000	52,122,649
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(e)		86,200,000	82,859,750
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(e)		58,667,000	55,971,545
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(e)		53,266,000	51,960,450
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(d),(e)		35,200,000	26,490,358
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(d),(e)		66,835,000	62,428,368
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(d),(e)		28,200,000	26,912,388
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(e)		68,700,000	65,175,690
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(d),(e)		40,203,000	35,497,842
Virgin Money UK PLC, 8.25% to 6/17/27 (United Kingdom)(a),(b),(d),(e)		10,600,000	10,214,851

			2,414,598,553

ELECTRIC	2.5%
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(b)		26,306,000	20,648,077
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		14,724,000	13,857,085
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		16,286,000	13,802,385
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a),(b)		47,763,000	40,758,966
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		18,847,000	16,693,791
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		27,625,000	24,827,765
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(b)		6,391,000	5,023,866
Southern California Edison Co., 6.981% (3 Month US LIBOR + 4.199%), Series E (FRN)(a),(f)		16,991,000	16,183,928
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		35,635,000	28,985,156
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		42,370,000	38,077,919

			218,858,938

ELECTRIC—FOREIGN	1.5%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(d)		21,200,000	14,670,372

		Principal Amount	Value
Electricite de France SA, 2.875% to 12/15/26 (France)(a),(b),(d)		$3,000,000	$2,253,302
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(d)		14,800,000	12,703,978
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(c)		12,152,000	10,927,686
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		97,481,000	92,812,044

			133,367,382

FINANCIAL	3.5%
CREDIT CARD	0.1%
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		12,865,000	12,581,442

DIVERSIFIED FINANCIAL SERVICES	0.8%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		19,860,000	14,996,170
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		18,444,000	15,692,214
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		23,035,000	17,977,224
ILFC E-Capital Trust II, 5.365% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)(c),(f)		28,635,000	19,614,975

			68,280,583

DIVERSIFIED FINANCIAL SERVICES—FOREIGN	0.2%
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(a),(b),(d),(e)		24,400,000	22,216,688

INVESTMENT BANKER/BROKER	2.4%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		50,231,000	36,961,633
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		107,220,000	88,076,487
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		85,640,000	83,713,100

			208,751,220

TOTAL FINANCIAL			311,829,933

FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144A(a),(c)		4,075,000	3,789,261
Land O’ Lakes, Inc., 7.25%, 144A(a),(c)		15,285,000	14,309,358

			18,098,619

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 6.623% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(f)		16,009,000	15,031,386

		Principal Amount	Value
INSURANCE	14.1%
FINANCE	0.3%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144A(b),(c)		$30,283,000	$23,455,032

LIFE/HEALTH INSURANCE	5.3%
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52, 144A(b),(c)		51,260,000	47,024,078
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		25,830,000	24,280,200
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		65,180,000	69,742,600
MetLife, Inc., 9.25%, due 4/8/38, 144A(c)		30,465,000	35,248,332
MetLife, Inc., 10.75%, due 8/1/39		14,568,000	19,030,712
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		41,014,000	39,496,277
Prudential Financial, Inc., 5.375% to 5/15/25, due 5/15/45(b)		30,865,000	29,242,468
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		70,659,000	69,777,882
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(b)		53,446,000	49,986,254
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		45,500,000	34,352,500
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		35,055,000	28,175,456
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		24,385,000	23,686,736

			470,043,495

LIFE/HEALTH INSURANCE—FOREIGN	4.2%
Athora Netherlands NV, 5.375% to 5/31/27, due 8/31/32 (Netherlands)(b),(d)		5,800,000	5,176,325
Dai-ichi Life Insurance Co., Ltd./The, 4.00% to 7/24/26, 144A (Japan)(a),(b),(c)		31,244,000	28,683,973
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		67,373,000	65,415,366
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(d)		12,800,000	12,320,832
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(d)		24,219,000	24,198,414
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(c)		24,000,000	23,640,000
Kyobo Life Insurance Co., Ltd., 5.90% to 6/15/27, due 6/15/52, 144A (South Korea)(b),(c)		25,900,000	25,252,500
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(c)		37,243,000	35,995,180
Nippon Life Insurance Co., 4.00% to 9/19/27, due 9/19/47, 144A (Japan)(b),(c)		15,490,000	14,053,094
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(c)		80,415,000	78,273,072

		Principal Amount	Value
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(d),(e)		$24,706,000	$20,136,378
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a),(b),(d),(e)		24,830,000	17,660,685
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(d),(e)		20,358,000	18,405,522

			369,211,341

MULTI-LINE	0.3%
Hartford Financial Services Group, Inc./The, 5.03% (3 Month US LIBOR + 2.125%), due 2/12/47, Series ICON, 144A (FRN)(c),(f)		35,950,000	29,687,219

MULTI-LINE—FOREIGN	0.3%
Aegon NV, 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)		5,091,000	4,405,431
AXA SA, 8.60%, due 12/15/30 (France)		11,367,000	13,405,387
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(d)		11,755,000	10,638,275

			28,449,093

PROPERTY CASUALTY	1.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		37,900,000	37,229,170
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)		41,780,000	33,988,583
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		37,612,000	33,697,721
Markel Corp., 6.00% to 6/1/25(a),(b)		22,890,000	22,245,244

			127,160,718

PROPERTY CASUALTY—FOREIGN	1.6%
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a),(b),(d),(e)		27,970,000	24,145,176
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(d)		30,500,000	23,502,202
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(d)		49,195,000	45,283,234
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		54,675,000	50,818,226

			143,748,838

REINSURANCE	0.7%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		8,782,000	7,153,729
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		55,864,000	42,133,073

		Principal Amount	Value
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(c)		$9,600,000	$8,442,000

			57,728,802

TOTAL INSURANCE			1,249,484,538

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.2%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		21,641,000	15,034,219

OIL & GAS—FOREIGN	2.1%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		80,883,000	75,018,982
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		127,941,000	110,429,076

			185,448,058

PIPELINES	0.9%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		36,640,000	32,008,849
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		53,770,000	44,308,852

			76,317,701

PIPELINES—FOREIGN	5.5%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		83,231,000	73,430,550
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		67,229,000	60,238,771
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		65,789,000	59,210,225
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)		24,342,000	23,505,833
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(b)		51,090,000	49,412,817
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		80,613,000	70,032,544
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(b)		47,127,000	40,929,529
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		124,880,000	116,541,238

			493,301,507

REAL ESTATE—RETAIL—FOREIGN	1.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		74,500,000	64,073,382

		Principal Amount	Value
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		$49,400,000	$40,276,808

			104,350,190

TELECOMMUNICATION—FOREIGN	0.2%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)(b),(d)		17,100,000	16,272,360

UTILITIES	3.5%
ELECTRIC	2.4%
Edison International, 5.00% to 12/15/26, Series B(a),(b)		50,840,000	40,290,700
Edison International, 5.375% to 3/15/26, Series A(a),(b)		50,926,000	42,013,950
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		10,903,000	9,521,835
Sempra Energy, 4.125% to 1/1/27, due 4/1/52(b)		54,669,000	43,091,577
Sempra Energy, 4.875% to 10/15/25(a),(b)		89,821,000	83,758,083

			218,676,145

ELECTRIC—FOREIGN	0.9%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)		72,906,000	59,703,452
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(c)		20,125,000	20,120,975

			79,824,427

GAS—DISTRIBUTION	0.2%
South Jersey Industries, Inc., 5.02%, due 4/15/31		20,668,000	16,824,543

TOTAL UTILITIES			315,325,115

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,409,496,963)			7,342,144,997

CORPORATE BONDS—REAL ESTATE	0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, due 5/15/26, 144A(c)		1,292,000	1,169,721

TOTAL CORPORATE BONDS (Identified cost—$1,292,000)			1,169,721

		Shares	Value
SHORT-TERM INVESTMENTS	1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47%(g)		127,254,759	$127,254,759

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$127,254,759)			127,254,759

PURCHASED OPTION CONTRACTS (Premiums paid—$4,507,437)	0.0%		3,181,309

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$10,000,567,612)	98.4%		8,731,370,089
WRITTEN OPTION CONTRACTS (Premiums received—$824,794)	(0.0)		(366,140)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.6		142,697,275

NET ASSETS	100.0%		$8,873,701,224

Over-the-Counter Option Contracts

Purchased Options

Binary Options
Description	Counterparty	Exercise Price/Rate		Expiration Date	Notional Amount(h)	Premiums Paid	Value
Put—Euro Currency	Goldman Sachs International		0.985	11/17/22	$3,442,308	$895,000	$1,628,766
Put—Euro Stoxx Banks Index	Goldman Sachs International	EUR	65.00	11/18/22	3,453,819	918,651	382,590
					$6,896,127	$1,813,651	$2,011,356

Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Paid	Value
Option to pay USD-SOFR-OIS Annually, Receive 3.00% Annually, maturing 1/19/33	Goldman Sachs Iternational	3.00%	1/17/23	$162,521,000	$2,693,786	$1,169,953

Written Options

Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Received	Value
Option to receive USD-SOFR-OIS Annually, Pay 2.50% Annually, maturing 1/19/33	Goldman Sachs International	2.50%	1/17/23	$(162,521,000)	$(824,794)	$(366,140)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	13,095,025	USD	9,981,801	10/4/22	$501,940
Brown Brothers Harriman	EUR	211,179,379	USD	212,720,988	10/4/22	5,754,617
Brown Brothers Harriman	GBP	19,000,000	USD	21,923,910	10/4/22	709,461
Brown Brothers Harriman	GBP	139,916,584	USD	162,686,609	10/4/22	6,462,754
Brown Brothers Harriman	USD	10,001,256	CAD	13,095,025	10/4/22	(521,395)
Brown Brothers Harriman	USD	8,837,205	EUR	9,202,958	10/4/22	182,155
Brown Brothers Harriman	USD	197,734,916	EUR	201,976,421	10/4/22	212,095
Brown Brothers Harriman	USD	8,912,479	GBP	7,802,059	10/4/22	(201,091)
Brown Brothers Harriman	USD	3,757,257	GBP	3,500,000	10/4/22	150,668
Brown Brothers Harriman	USD	164,259,539	GBP	147,614,525	10/4/22	559,452
Brown Brothers Harriman	EUR	191,569,785	USD	187,904,480	11/2/22	(218,098)
Brown Brothers Harriman	GBP	130,052,734	USD	144,795,512	11/2/22	(506,080)
						$13,086,478

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
OIS	Overnight Indexed Swap
REIT	Real Estate Investment Trust
SOFR	Secured Over Night Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,081,629,094 which represents 23.5% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $741,986,727 which represents 8.4% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,382,431,002 or 26.8% of the net assets of the Fund.

(f)	Variable rate. Rate shown is in effect at September 30, 2022.
(g)	Rate quoted represents the annualized seven-day yield.
(h)	Represents the nominal pay out amount.
(i)	Represents the notional amount of the underlying swap contract.

Country Summary	% of Net Assets
United States	50.1
United Kingdom	11.4
Canada	9.3
France	6.9
Switzerland	5.5
Japan	2.9
Australia	2.5
Netherlands	2.2
Italy	1.6
Spain	1.0
Germany	1.0
Ireland	0.6
South Korea	0.6
Sweden	0.5
Other (includes short-term investments)	3.9

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—$25 Par Value	$1,209,422,722	$48,196,581	$—	$1,257,619,303
Preferred Securities—Capital Securities	—	7,342,144,997	—	7,342,144,997
Corporate Bonds	—	1,169,721	—	1,169,721
Short-Term Investments	—	127,254,759	—	127,254,759
Purchased Option Contracts	—	3,181,309	—	3,181,309

Total Investments in Securities(a)	$1,209,422,722	$7,521,947,367	$—	$8,731,370,089

Forward Foreign Currency Exchange Contracts	$—	$14,533,142	$—	$14,533,142

Total Derivative Assets(a)	$—	$14,533,142	$—	$14,533,142

Forward Foreign Currency Exchange Contracts	$—	$(1,446,664)	$—	$(1,446,664)
Written Option Contracts	—	(366,140)	—	(366,140)

Total Derivative Liabilities(a)	$—	$(1,812,804)	$—	$(1,812,804)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions, which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Binary Option Contracts: The Fund may write or purchase binary options, which are options in which the payout depends on whether the price of a particular asset will rise above or fall below a specified level. When the binary option expires the buyer receives either a pre-determined amount of cash or nothing at all.

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity for the nine months ended September 30,2022:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$371,975,784	$410,981,522	$516,799,905

(a)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for binary option contracts represents the nominal payout amount. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

(b)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents nine months for purchased option contracts and eight months for written option contracts.